Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Principles of Consolidation
Principles of consolidation

The consolidated financial statements include the accounts of Toro and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Toro, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities, as defined under ASC 810, that in general either have equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would therefore be required to include assets, liabilities, and operations of a VIE in its consolidated financial statements. The Company has identified it has variable interests in Castor and Robin, but are not the primary beneficiaries. The Company reconsiders the initial determination of whether an entity is a VIE if certain types of events (“reconsideration events”) occur. If the Company holds a variable interest in an entity that previously was not a VIE, it reconsiders whether the entity has become a VIE. The Company’s maximum exposure to loss as a result of its involvement with this VIE is the Company’s carrying value in this investment.

Use of Estimates
Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Other Comprehensive Income
Other comprehensive income

The Company follows the accounting guidance relating to comprehensive income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company has no other comprehensive income items and, accordingly, comprehensive income equals net income for the periods presented.

Foreign Currency Translation
Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the statement of comprehensive income.

Cash and Cash Equivalents	Cash and cash equivalents The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.
Restricted Cash
Restricted cash

Restricted cash may comprise (i) minimum liquidity collateral requirements or minimum required cash deposits that are required to be maintained under the Company’s financing arrangements, (ii) cash deposits in so-called “retention accounts” which may only be used as per the Company’s borrowing arrangements for the purpose of serving the loan installments coming due or, (iii) other cash deposits required to be retained until other specified conditions prescribed in the Company’s debt agreements are met. In the event that the obligation to maintain such deposits is expected to elapse within the next operating cycle, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

Accounts Receivable Trade, Net
Accounts receivable trade, net

The amount shown as trade receivables, net, at the balance sheet date, includes receivables from charterers for hire, freight, pool revenue, and other potential sources of income (such as ballast bonus compensation and/or holds cleaning compensation, etc.) under the Company’s charter contracts and/or pool arrangements, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.  Provision for doubtful accounts recorded as of December 31, 2024 and 2025 amounted to $25,369 and $0, respectively.

Inventories
Inventories

Inventories consist of bunkers, lubricants and provisions on board each vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method. Inventories consist of bunkers during periods when vessels are unemployed, undergoing dry-docking or special survey or under voyage charters.

Intangible Assets/Liabilities Related to Time Charters Acquired
Intangible assets/liabilities related to time charters acquired

When and where the Company identifies any assets or liabilities associated with the acquisition of a vessel, the Company records such identified assets or liabilities at fair value. Fair value is determined by reference to market data obtained from independent broker’s valuations. The valuations reflect the fair value of the vessel with and without the attached time charter and the cost of the acquisition is then allocated to the vessel and the intangible asset or liability on the basis of their relative fair values. The intangible asset or liability is amortized as an adjustment to revenues over the assumed remaining term of the acquired time charter and is classified as a non-current asset or liability, as applicable, in the accompanying balance sheet.

Insurance Claims
Insurance claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets, for insured crew medical expenses and for loss of hire for certain of its vessels that maintain such kind of insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time when (i) the Company’s vessels suffer insured damages or at the time when crew medical expenses are incurred, (ii) recovery is probable under the related insurance policies, (iii) the Company can estimate the amount of such recovery following submission of the insurance claim and (iv) provided that the claim is not subject to litigation.

Vessels, Net
Vessels, net

Vessels, net are stated at cost net of accumulated depreciation. The cost of a vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its intended use which is to provide worldwide integrated transportation services. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise, these amounts are charged to expense as incurred.

Vessels' Depreciation
Vessels’ depreciation

Depreciation is computed using the straight-line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard, whereas secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

Impairment of Vessels
Impairment of vessels

The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of a vessel is less than its carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value, including any related intangible assets and liabilities. In this respect, management regularly reviews the carrying amount of its vessels in connection with their estimated recoverable amount.

Dry-Docking and Special Survey Costs
Dry-docking and special survey costs

Dry-docking and special survey costs are accounted for under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a dry-dock and/or a special survey is performed prior to its scheduled date, the remaining unamortized balance is immediately expensed. Unamortized balances of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the period of a vessel’s sale. The amortization charge related to dry-docking costs and special survey costs is presented within Depreciation and amortization in the accompanying consolidated statements of comprehensive income.

Revenues Related to Time Charter and Pool Contracts
Revenues related to time charter contracts

The Company accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases”. The Company has determined that the non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprises crew, technical and safety services, among others. The Company further elected to adopt the practical expedient that provides it with the discretion to recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it determined that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e., the vessel) rather than to the services provided under the time charter agreements.

Lease revenues are recognized on a straight-line basis over the non-cancellable rental periods of such charter agreements, as rental service is provided, beginning when a vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded as part of vessel revenues in the Company’s statement of comprehensive income. Revenues generated from variable lease payments are recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. Deferred revenue includes (i) cash received prior to the balance sheet date for which all criteria to recognize as lease revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date and (ii) deferred contract revenue such as deferred ballast compensation earned as part of a lease contract. Lease revenue is shown net of commissions payable directly to charterers under the relevant time charter agreements. Charterers’ commissions represent discount on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Apart from the agreed hire rate, the owner may be entitled to additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The Company made an accounting policy election to recognize the related ballast costs, which mainly consist of bunkers, incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfillment costs (please also refer to Voyage expenses below).
Revenues related to pool contracts

Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the Company’s pool managers aggregate the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable:

•	based on the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, speed, fuel consumption, and construction and other characteristics); or

•
by making adjustments to account for the cost of performance, the bunkering fees and the trading capabilities of each vessel and the number of days the vessel participated in the pool in the period (excluding off-hire days).

The Company records revenue generated from the pools in accordance with ASC 842, Leases, since it assesses that a vessel pool arrangement is a variable time charter with the variable lease payments recorded as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payments are based occur.

Revenues Related to Voyage Charter Contracts
Revenues related to voyage charter contracts

The Company accounts for its voyage charter contracts following the provisions of ASC 606, Revenue from contracts with customers. The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company retains control over the operations of the vessel, the terms of the voyage charter are predetermined, and any change requires the Company’s consent and are therefore considered service contracts.

The Company assessed the provisions of ASC 606 and concluded that there is one single performance obligation when accounting for its voyage charters, which is to provide the charterer with an integrated cargo transportation service within a specified period of time. In addition, the Company has concluded that voyage charter contracts meet the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. As a result of the foregoing, voyage revenue derived from voyage charter contracts is recognized from the time when a vessel arrives at the load port until completion of cargo discharge. Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Demurrage income is recognized starting from the point that is determined that the amount can be estimated, and its collection is probable and on a straight-line basis until the end of the voyage.

Under a voyage charter agreement, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs.

Voyage Expenses
Voyage expenses

Voyage expenses consist of: (a) port, canal and bunker expenses unique to a particular charter that the Company incurs primarily when its vessels operate under voyage charter arrangements or during repositioning periods, and (b) brokerage commissions. All voyage expenses are expensed as incurred, except for contract fulfilment costs which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract costs are amortized on a straight-line basis as the related performance obligations are satisfied. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period. These capitalized contract fulfilment costs are recorded under “Deferred charges, net” in the accompanying balance sheet. At the inception of a time charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a bunker gain or loss within voyage expenses.

Accounting for Financial Instruments
Accounting for financial instruments

The principal financial assets of the Company consist of cash and cash equivalents, amounts due from related parties, trade receivables, net, investment in related parties and loan to related party. The principal financial liabilities of the Company consist of trade and other payables, accrued liabilities, and amounts due to related parties.

Fair Value Measurements
Fair value measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy.

Repairs and Maintenance

Repairs and maintenance

All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income.

Segment Reporting
Segment reporting

Prior to the Robin Spin-Off, the Company engaged in the operation of Handysize tanker vessels and LPG carrier vessels which were identified as two reportable segments as a result of the different characteristics of these two asset classes. The Company determined that, as of December 31, 2025, it operated under three reportable segments: Eco tanker segment, Non-Eco tanker segment and LPG carrier segment (Note 17). The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker reviews the operating results and allocates capital within the Company. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s financial statements. When the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Commitments, Contingencies and Provisions
Commitments, contingencies and provisions

Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

Assets Held for Sale
Assets held for sale

The Company classifies a group of assets as being held for sale when all of the following criteria, enumerated under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the assets; (ii) the assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the assets have been initiated; (iv) the sale of the assets is probable, and transfer of the assets is expected to qualify for recognition as a completed sale within one year; (v) the assets are being actively marketed for sale at a price that is reasonable in relation to their current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the consolidated statements of comprehensive income. An asset ceases being depreciated once it meets the held for sale classification criteria.

Earnings/(Loss) per Common Share
Earnings/(Loss) per common share

Basic earnings/(loss) per common share are computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the relevant period. Non-vested shares granted under the Company’s incentive plan, are entitled to receive dividends, which are not refundable even if such shares are forfeited, and therefore are considered participating securities for basic earnings/(loss) per share calculation purposes, using the two-class method. Dividends and deemed dividends on cumulative redeemable perpetual preferred shares reduce the income available to common shareholders (whether or not earned). Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted at the beginning of the periods presented, or issuance date, if later. Diluted earnings attributable to common shareholders per common share is computed by dividing the net income attributable to common shareholders by the weighted average number of common shares outstanding plus the dilutive effect of convertible securities and shares issued and outstanding under the Company’s equity incentive plan during the applicable periods. The if converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible preferred shares. For purposes of the if converted calculation, the conversion price of convertible preferred shares is based on the fixed conversion price or on the average market price when the number of shares that may be issued is variable. The treasury stock or the two-class method is used to compute the dilutive effect of shares issued under the Company’s equity incentive plan. The two-class method is used for diluted earnings per common share when such is the most dilutive method, considering anti–dilution sequencing as per ASC 260. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For dividends or other distributions that may be settled in cash or in the Company’s common shares at the election of either the Company or the shareholder, the Company applies as per ASC 260, under which, when an instrument or declared distribution permits or requires settlement in common shares, the Company assumes settlement in common shares for purposes of calculating diluted earnings per share, regardless of whether the election is at the option of the Company or the shareholder, and includes the resulting incremental shares in the diluted weighted average shares outstanding, if dilutive.

Investment in Related Party (Financial Instruments, Recognition and Measurement)
Investment in related party (Financial Instruments, Recognition and Measurement):

The Company has elected to measure equity securities without a readily determinable fair value that do not qualify for the practical expedient in ASC 820 Fair Value Measurement to estimate fair value using the NAV per share (or its equivalent) at its cost minus impairment, if any. At each reporting period, the Company also evaluates indicators such as the investee’s performance and its ability to continue as going concern and market conditions, to determine whether an investment is impaired, in which case the Company will estimate the fair value of the investment to determine the amount of the impairment loss.

Stock Based Compensation
Stock based compensation

Stock based compensation includes vested and non-vested shares that may be granted to directors, officers and employees of the Company and/or its subsidiaries and affiliates and consultants and service providers to the Company and its subsidiaries and affiliates and is included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income. These shares are measured at their fair value, which is equal to the market value of the Company’s common shares on the grant date. The shares that do not contain any future service-vesting conditions are considered vested shares, and the total fair value of such shares is recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated attribution method, which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award. The fair value is recognized (as compensation expense) over the requisite service period for all awards that vest. The Company accounts for forfeitures as they occur (Note 13).

Share Repurchases
Share repurchases

The Company records the repurchase of its common shares at cost. The Company retires its repurchased common shares and reduces its common stock accordingly. Any excess of the cost of the shares over their par value is allocated in additional paid-in capital, in accordance with ASC 505-30-30, Treasury Stock. Until their retirement these common shares are classified as treasury stock, which is a reduction to shareholders’ equity. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.

Investment in Equity Securities
Investment in equity securities

The Company measures equity securities with readily determinable fair values (including other ownership interests, such as partnerships, unincorporated joint ventures, and limited liability companies, but excluding equity investments that are accounted for under the equity method of accounting or result in consolidation of an investee) at fair value with changes in the fair value recognized through net income, in accordance with ASC 321 “Investments–Equity Securities” and the provisions enumerated under ASC 825 “Financial Instruments”. Any dividends subsequently distributed by the investee to the Company are recognized as income when received. Equity investments with readily determinable fair values are investments in publicly traded companies for which the Company does not exercise significant influence.

The Company has elected to measure equity securities without a readily determinable fair value, that do not qualify for the practical expedient in ASC 820 Fair Value Measurement to estimate fair value using the NAV per share (or its equivalent), at its cost minus impairment, if any. At each reporting period, the Company also evaluates indicators such as the investee’s performance and its ability to continue as a going concern and market conditions, to determine whether an investment is impaired, in which case the Company will estimate the fair value of the investment to determine the amount of the impairment loss. Equity investments without readily determinable fair values are non-marketable equity securities, which are investments in privately held companies for which the Company does not exercise significant influence.

Discontinued Operations
Discontinued Operations

The Company classifies as discontinued operations a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale and will have a major effect on the Company’s operations and financial results (Note 3).

Loan to Related Party
Loan to related party

Loan to related party is recorded at amortized cost and the accrued interest income based on the contract rate, less an allowance for credit losses, if applicable. At each balance sheet date, all potentially uncollectible accounts are assessed for purposes of determining the appropriate allowance for credit losses. No allowance for credit losses was recorded as of December 31, 2024 and 2025, respectively.

Investment in debt securities
Investment in debt securities

The Company classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320, Investments—Debt Securities. All investments with original maturities of greater than three months not exceeding twelve months are classified as short-term investments, while those of more than twelve months are classified as long-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

Held‑to‑maturity investments are initially measured at their transaction price, including applicable transaction costs. In many cases, the transaction price approximates the fair value at the acquisition date. Debt securities may be purchased at a discount or premium to their par or face value. The Company measures expected credit losses on held-to-maturity debt securities in accordance with ASC 326, Financial Instruments—Credit Losses. The estimate of expected credit losses is based on historical credit loss experience, current economic conditions, and reasonable and supportable forecasts. The Company evaluates credit quality indicators, including credit ratings, payment history, and other relevant factors. Changes in the allowance for credit losses are recorded in earnings. If a security is deemed uncollectible, the amortized cost basis is written off against the allowance. As of December 31, 2025, the Company evaluated its held-to-maturity debt securities and determined that no allowance for credit losses was required.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be adopted retrospectively. The Company adopted ASU 2023-07 as of January 1, 2024 and considers that the adoption of ASU 2023-07 did not have a significant impact on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of assessing the impact of ASU 2025-05 on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): The amendments in this update clarify interim disclosure requirements and the applicability of Topic 270 and are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting 3 periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted. The Company is currently assessing the impact this standard will have on its consolidated financial statements.